Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220
Cost of revenue	43,677	27,244	63,595	31,602	11,596
Gross profit	28,665	16,696	40,083	16,226	4,624
Operating expenses:
Sales and marketing	10,638	6,974	14,255	8,508	4,609
Technology and development	5,417	1,798	5,181	2,175	1,095
General and administrative	17,939	8,565	21,321	12,535	6,326
Total operating expenses	33,994	17,337	40,757	23,218	12,030
Loss from operations	(5,329)	(641)	(674)	(6,992)	(7,406)
Other income (expense):
Interest expense	(37)	(1)	(21)	(28)	(144)
Other income (expense)	(834)	(26)	(78)	(79)
Total other income (expense)	(871)	(27)	(99)	(107)	(144)
Loss before income taxes	(6,200)	(668)	(773)	(7,099)	(7,550)
Income tax benefit (expense)	(10)	493	486	(22)
Net loss	(6,210)	(175)	(287)	(7,121)	(7,550)
Accretion of dividends on redeemable convertible preferred stock	(1,328)	(2,469)	(5,022)	(2,933)	(1,793)
Net loss attributable to common stockholders	(7,538)	(2,644)	(5,309)	(10,054)	(9,343)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.17)	$ (0.16)	$ (0.32)	$ (0.56)	$ (0.56)
Weighted average common shares outstanding:
Basic and diluted (in shares)	44,860,018	16,303,807	16,362,810	17,965,893	16,783,411
Stock-based compensation expense included above:
Stock-based compensation expense	2,047	499	1,832	412	212
Sales and marketing
Stock-based compensation expense included above:
Stock-based compensation expense	124	63	130	128	99
Technology and development
Stock-based compensation expense included above:
Stock-based compensation expense	852	236	1,007	12	12
General and administrative
Stock-based compensation expense included above:
Stock-based compensation expense	$ 1,071	$ 200	$ 695	$ 272	$ 101